Available-for-Sale Securities - Interest-bearing Investments in Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 801,359	$ 977,669
Gross Unrealized Gains	456	242
Gross Unrealized Losses	133	272
Fair Value	801,682	977,639
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	470,286	649,745
Fair Value	470,286	649,745
U.S. Government Treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	117,235	118,652
Gross Unrealized Gains	217	88
Gross Unrealized Losses		32
Fair Value	117,452	118,708
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	101,613	102,387
Gross Unrealized Gains	123	152
Gross Unrealized Losses	133	119
Fair Value	101,603	102,420
U.S. Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	45,105	41,658
Gross Unrealized Gains	76
Gross Unrealized Losses		9
Fair Value	45,181	41,649
Asset Backed Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	29,195	29,160
Gross Unrealized Gains	20
Gross Unrealized Losses		65
Fair Value	29,215	29,095
Commercial Paper and Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	27,502	28,509
Fair Value	27,502	28,509
Supranational and Sovereign Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	10,423	5,804
Gross Unrealized Gains	20
Gross Unrealized Losses		5
Fair Value	$ 10,443	5,799
Government-Guaranteed Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		1,185
Gross Unrealized Gains		2
Fair Value		1,187
Mortgages [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		569
Gross Unrealized Losses		42
Fair Value		$ 527